Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation

These consolidated financial statements consist of financial records of the Company and its wholly owned subsidiaries. The Company has two direct subsidiaries, MBSC and GROC which are 100% wholly owned by the Company, as well as several indirect subsidiaries, including, Hangingstone Expansion Limited Partnership (“HELP”) and Hangingstone Demo Limited Partnership (“HDLP”), which were formed by GROC and their general partners Hangingstone Expansion General Partner (“HEGP”) and Hangingstone Demo General Partner (“HDGP”), respectively. The units of HELP and HDLP are allocated at 99.99% to GROC for both entities and 0.01% to HEGP and HDGP, respectively. HEGP and HDGP are wholly owned subsidiaries of GROC, along with Greenfire Resources Employment Corporation. Intercompany transactions and balances between the entities are eliminated upon consolidation.

Joint arrangements

Joint arrangements

The Company undertakes certain business activities through joint arrangements. Interests in joint arrangements have been classified as joint operations. Joint control exists for contractual arrangements governing the Company’s assets whereby Greenfire has less than 100 per cent working interest, all of the partners have control of the arrangement collectively, and spending on the project requires unanimous consent of all parties that collectively control the arrangement and share the associated risks. A joint operation is established when the Company has rights to the assets and obligations for the liabilities of the arrangement. The Company only recognizes its proportionate share in assets, liabilities, revenues and expenses associated with its joint operations.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash-on-hand, deposits held with banks, and other short-term highly liquid investments such as bankers’ acceptances, commercial paper, money market deposits or similar instruments, with a maturity of 90 days or less.

Foreign currency translation

Foreign currency translation

Foreign currency transactions are translated into Canadian Dollars at exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the rate of exchange on the balance sheet date. Any resulting exchange differences are included in the Consolidated Statement of Comprehensive Income (Loss). Nonmonetary assets and liabilities denominated in a foreign currency are measured at historical cost and are translated into the functional currency using the rates of exchange as at the dates of the initial transactions.

Operating segments

Operating segments

The Company has one reportable operating segment which is made up of its oil sands operations based on geographic location (Athabasca oil sands region of Alberta, Canada), nature of the products sold and integration of facilities and operations. The chief operating decision maker is the President and CEO, who reviews operating results at this level to assess financial performance and make resource allocation decisions. The Company determines its operating segments based on the differences in the nature of operations, products sold, economic characteristics and regulatory environments and management. All of the Company’s non-current assets are located in and revenue is earned in Canada.

Financial instruments

Financial instruments

Financial assets and financial liabilities are recognized in the Company’s balance sheet when the Company becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All regular way purchases or sales of financial assets are recognized and derecognized on a trade date basis. Regular way purchases or sales of financial assets that require delivery of assets within the time frame established by regulation or convention in the marketplace.

All recognized financial assets are measured subsequently in their entirety at either amortized cost or fair value, depending on the classification of the financial assets.

Financial assets that meet the following conditions are measured subsequently at amortized cost:

●	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that meet the following conditions are measured subsequently at fair value through other comprehensive income (FVTOCI):

●	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
●	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are measured subsequently at fair value through profit or loss (FVTPL).

Classifications are not changed subsequent to initial recognition, except in limited circumstances.

Credit risk arises from the potential that the Company may incur a loss if a counterparty fails to meet its obligations in accordance with agreed terms. Financial assets are assessed at each reporting date to determine whether there is any evidence that credit losses are expected. Credit loss of financial assets is determined by assessing and measuring the expected credit losses of the instruments at each reporting period. The Company measures expected credit losses using a lifetime expected loss allowance model for all trade receivables and contract assets. The credit-loss model groups receivables based on similar credit risk characteristics and the number of days past due in order to estimate and recognize bad debt expenses. When measuring expected credit losses, the Company considers a variety of factors including: evidence of the debtor’s financial condition, history of collections, the term of the receivable and any recent and expected future changes in economic conditions. The Company has not experienced any write-offs of uncollectible receivables; as a result, there are no expected credit losses recognized as at December 31, 2023 (nil for 2022 and 2021).

Financial liabilities

On initial recognition, financial liabilities are classified at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading, is a derivative or is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. A financial liability is derecognized when its contractual obligations are discharged or canceled or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss.

The Company may, from time to time, enter into certain financial derivative contracts to manage exposure from fluctuating commodity prices, interest rates or foreign exchange rates between the Canadian and US dollar. Such risk management contracts are not used for trading or speculative purposes. The Company has not designated its risk management contracts as effective hedges and has not applied hedge accounting even though the Company considers all financial derivate contracts to be economic hedges, as such all risk management contracts have been recorded at fair value with changes in fair value being recorded through profit or loss.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). The Company utilizes market data or assumptions that market participants who are independent, knowledgeable and willing and able to transact would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. The Company is able to classify fair value balances based on the observability of these inputs. The authoritative guidance for fair value measurements establishes three levels of the fair value hierarchy, defined as follows:

●	Level 1: Unadjusted, quoted prices for identical assets or liabilities in active markets;
●	Level 2: Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly for substantially the full term of the asset or liability; and

●	Level 3: Significant, unobservable inputs for use when little or no market data exists, requiring a significant degree of judgment.

The following table summarizes the method by which the Company measures its financial instruments on the consolidated balance sheets and the corresponding hierarchy rating for their derived fair value estimates:

Financial Instrument	Classification & Measurement
Cash and cash equivalents	Amortized cost
Restricted cash	Amortized cost
Accounts receivable	Amortized cost
Risk management contracts	FVTPL
Accounts payable and accrued liabilities	Amortized cost
Warrant liability	FVTPL
Long-term debt	Amortized cost

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable and accrued liabilities included on the consolidated balance sheets approximates the fair values of the respective assets and liabilities due to the short-term nature of those instruments.

The estimated fair value of long-term debt has been determined based on period-end trading prices of long-term borrowings on the secondary market (level 2), for further information please refer to Note 15.

The warrants issued were classified as financial liabilities due to a cashless exercise feature and are measured at fair value upon issuance and at each subsequent reporting period with the changes in fair value recorded in the consolidated statement of income (loss). The fair value of these warrants is determined using the Black-Scholes option valuation model.

Common shares are classified as shareholders’ equity. The Company may issue share purchase warrants as a part of debt and/or equity financings. These financial instruments are assessed at the date of issue, based on their underlying terms and conditions, as to whether they are an equity instrument or a derivative financial instrument and if determined to be an equity instrument they are initially recognized in shareholder’s equity at fair value on date of issue. Classifications are not changed after initial recognition and only reassessed when there is a modification in the terms and conditions of the underlying share purchase warrant. Incremental costs directly attributable to the issuance of equity instruments as a deduction from equity, net of any tax effects.

Revenue

Revenue

Revenue is measured based on consideration to which the Company expects to be entitled in a contract with a customer. The Company recognizes revenue primarily from the sale of diluted and non- diluted bitumen. Revenue is recognized when its single performance obligation is satisfied. This occurs when the product is delivered, control of the product and title or risk of loss transfers to the customer at contractually specified transfer points. This transfer coincides with title passing to the customer and the customer taking physical possession of the commodity. The Company principally satisfies its single performance obligations at a point in time. Transaction prices are determined at inception of the contract and allocated to the performance obligations identified. Payment is generally received in the following month after the sale has occurred.

The Company sells its production pursuant to fixed and variable-priced contracts. The transaction price for variable-priced contracts is based on the commodity price, adjusted for quality, location, or other factors, whereby each component of the pricing formula can be either fixed or variable, depending on the contract terms. Revenue is recognized when a unit of production is delivered to the contract counterparty. The amount of revenue recognized is based on the agreed upon transaction. Royalty expenses are recognized as production occurs.

The Company has long-term marketing agreements with a single counterparty (“Sole Petroleum Marketer”), which has exclusive marketing rights over the Company’s production and diluent purchases at Hangingstone Expansion (“Expansion”), until October 2028 and at Hangingstone Demo (“Demo”), until April 2026. Fees paid to the Sole Petroleum Marketer as part of these agreements include marketing, incentive and royalty fees. These fees are expensed as incurred as transportation and marketing expenses. In addition, the Sole Petroleum Marketer provided letters of credit in support of the Company’s long-term transportation commitment until November 2023. As a result of these marketing agreements, the Company is exposed to concentration and credit risks, as all sales are to a single counterparty.

Inventories

Inventories

Inventories consist of crude oil products and warehouse materials and supplies. The carrying value of inventory includes direct and indirect expenditures incurred in the normal course of business in bringing an item or product to its existing condition and location. The Company values inventories at the lower of cost and net realizable value on a weighted average cost basis. Net realizable value is the estimated selling price less applicable selling expenses. If the carrying value exceeds net realizable value, a write-down is recognized. A change in circumstances could result in a reversal of the write-down for the inventory that remains on hand in a subsequent period.

Property, plant and equipment (“PP&E”)

Property, plant and equipment (“PP&E”)

PP&E is measured at the cost to acquire, less accumulated depletion and depreciation, and net of any impairment losses. The Company begins capitalizing oil exploration costs after the right to explore has been obtained and includes land acquisition costs, geological and geophysical activities, drilling expenditures and costs incurred for the completion and testing of exploration wells. The Company capitalizes all subsequent investments attributable to the development of its oil assets if the expenditures are considered a betterment and provide a future benefit beyond one year. Costs of planned major inspections, overhaul and turnaround activities that maintain PP&E and benefit future years of operations are capitalized and depreciated on a straight-line basis over the period to the next turnaround. Recurring planned maintenance activities performed on shorter intervals are expensed. Replacements of equipment are capitalized when it is probable that future economic benefits will flow to the Company. The Company’s capitalized costs primarily consist of pad construction, drilling activities, completion activities, well equipment, processing facilities, gathering systems and pipelines. Borrowing costs attributable to long-term development projects are also capitalized.

Capitalized costs are classified as exploration and evaluation (“E&E”) assets if technical feasibility and commercial viability have not yet been established. Technical feasibility and commercial viability are generally deemed to exist when proved reserves are present and the Company has sanctioned the project for commercial development. Capitalized costs are classified as PP&E assets if they are attributable to the development of oil reserves after technical feasibility and commercial viability have been achieved. Once the technical feasibility and commercial viability of E&E assets have been established, the E&E assets are tested for impairment and reclassified to PP&E. The majority of the Company’s PP&E is depleted using the unit-of-production method relative to the Company’s estimated total recoverable proved plus probable (2P) reserves. The depletion base consists of the historical net book value of capitalized costs, plus the estimated future costs required to develop the Company’s estimated recoverable proved plus probable reserves. The depletion base excludes E&E and the cost of assets that are not yet available for use in the manner intended by Management. Corporate assets and other capitalized costs are depreciated over their estimated useful lives primarily using the declining-balance method.

There were no E&E costs as at December 31, 2023, 2022 and 2021.

Provisions and contingent liabilities

Provisions and contingent liabilities

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the statement of financial position date, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows. The Company’s provisions primarily consist of decommissioning liabilities associated with dismantling, decommissioning, and site disturbance remediation activities related to its oil assets.

At initial recognition, the Company recognizes a decommissioning asset and corresponding liability on the balance sheet. Decommissioning liabilities are measured at the present value of expected future cash outflows required to settle the obligations at the balance sheet date, using managements best estimate of expenditures required to settle the liability. Decommissioning liabilities are measured based on the estimated future inflation rate and then discounted to net present value using a credit adjusted risk-free discount rate. Any change in the present value, as a result of a change in discount rate or expected future costs, of the estimated obligation is reflected as an adjustment to the provision and the corresponding item of property, plant and equipment. The liability for decommissioning costs is increased each period through the unwinding of the discount, which is included in finance and interest costs in the consolidated statements of comprehensive income (loss). Decommissioning liabilities are remeasured at each reporting period primarily to account for any changes in estimates or discount rates. Actual expenditures incurred to settle the obligations reduce the liability.

Contingent liabilities reflect a possible obligation that may arise from past events and the existence of which can only be confirmed by the occurrence or non-occurrence of one or more uncertain future events, not wholly within the control of the Company. Contingent liabilities are not recognized on the balance sheet unless they can be measured reliably and the possibility of an outflow of economic benefits in respect of the contingent obligation is considered probable. Disclosure of contingent liabilities is provided when there is a less than probable, but more than remote, possibility of material loss to the Company.

Impairment of non-financial assets

Impairment of non-financial assets

For the purpose of estimating the asset’s recoverable amount, PP&E assets are grouped into Cash Generating Units (“CGU”). A CGU is the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or groups of assets. The Company’s PP&E assets are currently held in two CGUs. Our Hangingstone Expansion and Demo assets represent our two CGU’s at December 31, 2023 and December 31, 2022.

PP&E assets are reviewed at each reporting date to determine whether there is any indication of impairment. If indicators of impairment exist, the recoverable amount of the asset or CGU is estimated as the greater of value-in-use (“VIU”) and fair value less costs of disposal (“FVLCOD”). VIU is estimated as the discounted present value of the expected future cash flows from continuing use of the asset or CGU. FVLCOD is the amount that would be realized from the disposition of an asset or CGU in an arm’s length transaction between knowledgeable and willing parties. An impairment loss is recognized in earnings or loss if the carrying amount of the asset or CGU exceeds its estimated recoverable amount.

At each reporting period, PP&E, E&E and right-of-use (“ROU”) assets are tested for impairment reversal at the CGU level when facts and circumstances suggest that the recoverable amount of the CGU may exceed the carrying value. Impairment reversal is limited to the carrying amount which would have been recorded had no historical impairment been recorded.

Business combinations

Business combinations

Business combinations are accounted for using the acquisition method of accounting in which identifiable assets acquired and liabilities assumed in a business combination are recognized and measured at their fair value at the date of the acquisition. If the cost of the acquisition is less than the fair value of the net asset acquired, the difference is recognized in net income (loss). If the cost of the acquisition is greater than the fair value of the net assets acquired, the difference is recognized as goodwill.

Leases

Leases

A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. A lease obligation and corresponding ROU asset are recognized at the commencement of the lease. Lease liabilities are initially measured at the present value of the unavoidable lease payments and discounted using the Company’s incremental borrowing rate when an implicit rate in the lease is not readily available. Interest expense is recognized on the lease obligations using the effective interest rate method. The ROU assets are recognized at the amount of the lease liabilities, adjusted for lease incentives received and initial direct costs, on commencement of the leases. ROU assets are depreciated on a straight-line basis over the lease term. The Company is required to make judgments and assumptions on incremental borrowing rates and lease terms. The carrying balance of the leased assets and lease liabilities, and related interest and depreciation expense, may differ due to changes in market conditions and expected lease terms. Short-term and low value leases have not been included in the measurement of lease liabilities.

Income taxes

Income taxes

Income tax is comprised of current and deferred tax. Income tax expense (recovery) is recognized in the consolidated statement of comprehensive income (loss) except to the extent that it relates to share capital, in which case it is recognized in equity. Current tax is the expected tax payable (receivable) on the taxable income (loss) for the period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is recognized using the balance sheet method, providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized on the initial recognition of assets or liabilities in a transaction that is not a business combination and does not affect profit, other than temporary differences that arise in shareholder’s equity. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset on the consolidated balance sheet if there is a legally enforceable right to offset and they relate to income taxes levied by the same tax authority. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are not recognized until such time that it is more likely than not that the related tax benefit will be realized.

Stock-based compensation

Stock-based compensation

The Company’s stock-based compensation plans for employees consist of performance warrants. The Company’s stock-based compensation plans are accounted for as equity-settled share-based compensation plans. The fair values of the equity settled awards are initially measured at the date of issuance using the Black-Scholes model using an estimated forfeiture rate, volatility, dividend yield, risk-free rate and expected life. The fair value is recorded as stock-based compensation over the vesting period with a corresponding amount reflected in contributed surplus. When performance warrants are exercised, the cash proceeds along with the amount previously recorded as contributed surplus are recorded as share capital.

Per share information

Per share information

Basic per share information is calculated using the weighted average number of common shares outstanding during the year. Diluted per share information is calculated using the basic weighted average number of common shares outstanding during the year, adjusted for the number of shares that could have had a dilutive effect on net income during the year had in the-money and outstanding equity compensation units been exercised.

New and amended IFRS Accounting Standards that are effective for the current year

New and amended IFRS Accounting Standards that are effective for the current year

In the current year, the Company has applied a number of amendments to IFRS that are mandatorily effective as of January 1, 2023. These adopted amendments are as follows, with their adoption having no significant impact on the Company’s consolidated financial statements.

Amendments to IAS 1 – Presentation of Financial Statements

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

Amendments to IAS 12 – Income Taxes

The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting profit nor taxable profit.

Future accounting pronouncements

Future accounting pronouncements

The Company plans to adopt the following amendments that are effective for annual periods beginning on or after January 1, 2024. The pronouncements will be adopted on their respective effective dates; however, each is not expected to have a material impact on the financial statements.

Amendments to IAS 1 – Presentation of Financial Statements - Classification of Liabilities as Current or Non-current

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

Amendments to IAS 1 – Presentation of Financial Statements - Classification of Liabilities as Current or Non-current

The amendments specify that only covenants that an entity is required to comply with on or before the end of the reporting period affect the entity’s right to defer settlement of a liability for at least twelve months after the reporting date (and therefore must be considered in assessing the classification of the liability as current or noncurrent). Such covenants affect whether the right exists at the end of the reporting period, even if compliance with the covenant is assessed only after the reporting date (e.g. a covenant based on the entity’s financial position at the reporting date that is assessed for compliance only after the reporting date).